SCHEDULE OF SEVERAL KEY METRICS INCLUDED IN NET LOSS AND TOTAL ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Cash and Investments held in Trust Account	$ 6,668,522	$ 19,901,169
Cash
General and administrative expenses	3,088,671	1,340,168
Interest earned on the Trust Account	$ 548,676	$ 5,813,213